Share-Based Compensation - Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Risk-free interest rate minimum	1.60%	2.90%	3.70%
Risk-free interest rate maximum	2.10%	3.10%	4.00%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range minimum	54.90%	53.70%	55.00%
Expected volatility range maximum	58.10%	54.30%	56.20%
Exercise multiple		2.20	2.20
Contractual life	10 years	10 years	10 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Exercise multiple	2.80
Minimum [Member]
Property, Plant and Equipment [Line Items]
Exercise multiple	2.20